Organization and Operations (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization and Operations (Details) [Line Items]
Net losses			$ 28,300,000	$ 1,700,000	$ 88,700,000	$ 4,400,000
Cash and cash equivalents			40,100,000		40,100,000
Liquid short-term investments					36,900,000
Accumulated deficit			117,800,000		$ 117,800,000
Capital expenditure requirements term					12 months
Loan amount						400,000
Accrued interest				$ 3,000		$ 3,000
Net loss							$ 7,400,000	$ 7,300,000
Accumulated deficit		$ 29,200,000					29,200,000	$ 18,300,000
Accrued professional fees		$ 108,000	1,181,000		$ 1,181,000		$ 108,000
Athena Technology Acquisition Corp [Member]
Organization and Operations (Details) [Line Items]
Percentage of outstanding voting securities		50.00%					50.00%
Athena Technology Acquisition Corp [Member]
Organization and Operations (Details) [Line Items]
Percentage of assets held in trust account		80.00%
Business combination, description		Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Public Unit sold in the Proposed Public Offering, including the proceeds of the Private Placement Units, will be held in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will invest only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the Proposed Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial Business Combination within 24 months from the closing of the Proposed Public Offering, subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within 24 months from the closing of the Proposed Public Offering or with respect to any other material provisions relating to stockholders’ rights (including redemption rights) or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.			Following the closing of the IPO on March 19, 2021, $250,000,000 ($10.00 per Unit) from the net offering proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the IPO and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial Business Combination prior to March 19, 2023 (the “Combination Period”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within the combination period or with respect to any other material provisions relating to stockholders’ rights (including redemption rights) or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Share price per public share (in Dollars per share)		$ 10					$ 10
Net tangible assets		$ 5,000,001
Net of taxes payable		$ 100,000
Trust account, description		(i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act.			(i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Working capital deficit		$ 17,500
Gross proceeds					$ 245,000,000
Generating gross proceeds					7,000,000
Transaction cost			14,203,291		14,203,291
Underwriting discount					5,000,000
Deferred underwriting discount					8,750,000
Other offering costs					453,291
Expense associated with warrant liability					566,948
Interest to pay dissolution expenses					100,000
Operating bank account					177,000
Working capital					2,100,000
Accrued professional fees			$ 2,200,000		$ 2,200,000
Capital contribution	$ 25,000
Deferred offering costs	$ 300,000
Initial Public Offering [Member] | Athena Technology Acquisition Corp [Member]
Organization and Operations (Details) [Line Items]
Number of units issued (in Shares)	25,000,000	25,000,000					25,000,000
Share price (in Dollars per share)		$ 10	$ 11.5		$ 11.5		$ 10
Share price per public share (in Dollars per share)	$ 10
Shares issued price per share (in Dollars per share)	$ 10
Gross proceeds	$ 250,000,000
Over-Allotment Option [Member] | Athena Technology Acquisition Corp [Member]
Organization and Operations (Details) [Line Items]
Number of units issued (in Shares)		28,750,000					28,750,000
Sale of stock (in Shares)		28,750,000
Private Placement [Member] | Athena Technology Acquisition Corp [Member]
Organization and Operations (Details) [Line Items]
Number of units issued (in Shares)		700,000					700,000
Share price (in Dollars per share)		$ 10	10		10		$ 10
Shares issued price per share (in Dollars per share)			10		$ 10
Sale of stock (in Shares)		700,000			700,000
Generating gross proceeds					$ 7,000,000
Subscription Agreements [Member] | Athena Technology Acquisition Corp [Member]
Organization and Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)			$ 10		$ 10
Purchase an aggregate shares (in Shares)					16,500,000
Aggregate purchase price					$ 165,000,000